Cover	Aug. 16, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 16, 2024
Entity Registrant Name	VANECK BITCOIN TRUST
Entity Incorporation, State or Country Code	DE
Securities Act File Number	001-41908
Entity Tax Identification Number	85-6811021
Entity Address, Address Line One	666 Third Avenue
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	293-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares
Trading Symbol	HODL
Security Exchange Name	CboeBZX
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001838028
Amendment Flag	false
Current Fiscal Year End Date	--12-31